Stockholders' Equity/Members' Interests (Details)	3 Months Ended
Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected dividend yield	0.00%
Expected volatility, Minimum	65.50%
Risk-free interest rate, Minimum	1.81%
Expected volatility, Maximum	66.90%
Risk-free interest rate, Maximum	2.03%
Expected term (years)	6 years 3 months